SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN MODERATE ALLOCATION FUND

NUVEEN CONSERVATIVE ALLOCATION FUND

NUVEEN GROWTH ALLOCATION FUND

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

In the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares,” the last bullet point is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NIT-0211P